Investments in Joint Operations	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investments in Joint Operations
29.	INVESTMENTS IN JOINT OPERATIONS
The Group participates in JO and other agreements that give to the Group a contractually established percentage over the rights of the assets and obligations that emerge from the contracts. Interest in such JO and other agreements have been consolidated line by line on the basis of the above
mentioned interest over the assets, liabilities, income and expenses related to each contract. Interest in JO and other agreements have been calculated based upon the latest available financial statements as of the end of each year, taking into consideration significant subsequent events and transactions as well as management information available.
The exploration and production JO and other agreements in which the Group participates allocate the hydrocarbon production to each partner based on the ownership interest. Consequently, such hydrocarbons are commercialized directly by the partners recognizing each of them the corresponding economic effects.

The assets and liabilities as of December 31, 2021, 2020 and 2019, and main expenses for these fiscal years of the JO and other agreements in which the Group participates are as follows:

	2021	2020	2019
Non-current assets (1)	358,863	282,381	221,219
Current assets	11,629	6,122	8,723

Total assets	370,492	288,503	229,942

Non-current liabilities	27,672	21,136	17,754
Current liabilities	36,564	21,574	27,641

Total liabilities	64,236	42,710	45,395

	2021	2020	2019
Production cost	135,238	87,322	70,552
Exploration expenses	306	265	123

(1)	It does not include charges for impairment of property, plant and equipment because they are recorded by the partners participating in the JO and other agreements.
As of December 31, 2021, the main exploration and production JO in which the Group participates are the following:

Name	Location	Participation	Operator

Acambuco	Salta	22.50%	Pan American Energy LLC
Aguada Pichana Este—Área Vaca Muerta (1)	Neuquén	22.50%	Total Austral S.A.
Aguada Pichana Este—Residual (1)	Neuquén	27.27%	Total Austral S.A.
Aguaragüe	Salta	53.00%	Tecpetrol S.A.
CAM-2/A SUR	Tierra del Fuego	50.00%	Enap Sipetrol Argentina S.A.
Campamento Central / Cañadón Perdido	Chubut	50.00%	YPF
Consorcio CNQ 7/A	La Pampa y Mendoza	50.00%	Pluspetrol Energy S.A.
El Tordillo	Chubut	12.20%	Tecpetrol S.A.
La Tapera y Puesto Quiroga	Chubut	12.20%	Tecpetrol S.A.
Lindero Atravesado	Neuquén	37.50%	Pan American Energy LLC
Magallanes	Santa Cruz, Tierra del Fuego and Plataforma Continental Nacional	50.00%	Enap Sipetrol Argentina S.A.
Loma Campana	Neuquén y Mendoza	50.00%	YPF
Ramos	Salta	42.00%	Pluspetrol Energy S.A.
Rincón del Mangrullo	Neuquén	50.00%	YPF
San Roque	Neuquén	34.11%	Total Austral S.A.
Yacimiento La Ventana – Río Tunuyán	Mendoza	70.00%	YPF
Zampal Oeste (3)	Mendoza	-	-
Narambuena	Neuquén	50.00%	YPF
La Amarga Chica	Neuquén	50.00%	YPF
El Orejano	Neuquén	50.00%	YPF
Bajo del Toro (1)	Neuquén	50.00%	YPF
Bandurria Sur (1)	Neuquén	51.00%	YPF
Aguada de Castro and Aguada Pichana Oeste (1)	Neuquén	30.00%	Pan American Energy LLC
Cerro Las Minas (4)	Neuquén	-	-
Las Tacanas	Neuquén	50.00%	YPF
Rio Neuquén	Neuquén	33.33%	YPF
Chachahuen	Mendoza	70.00%	YPF
Pampa Yeguas I	Neuquén	50.00%	EXXON
Loma del Molle	Neuquén	50.00%	EXXON
CAN 100 (2)	Argentine Government	-	-
La Calera	Neuquén	50.00%	PLUSPETROL
Bajada Añelo	Neuquén	50.00%	O&G (Shell)
La Yesera (2)	Río Negro	35.00%	CAPEX

(1)	See Note 34.b).
(2)	See Note 34.a).
(3)
On November 15, 2021, YPF was notified of Administrative Decision No. 82/2021 whereby the Province of Mendoza approved the reversion of the Zampal Oeste exploitation block corresponding to the JO Zampal Oeste.

(4)
On December 16, 2021, in compliance with Decree No. 2,203/2021 of the Province of Neuquén, the Company’s partner Total Austral S.A. was authorized to assign its interest in the exploration permit with unconventional objective in Cerro Las Minas area to YPF.